Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income from Continuing Operations Before Income Taxes

All of the income from continuing operations before income taxes was taxable to Norway for the years ended December 31, 2015, 2014 and 2013 as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2015	2014	2013
Income before income taxes	$40,383	$27,407	$17,891

Schedule of Components of Current and Deferred Income Tax Expense

The significant components of current and deferred income tax expense attributable to income from continuing operations for the years ended December 31, 2015, 2014 and 2013 are as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2015	2014	2013
Current tax benefit (expense)	$(11)	$(15)	$(686)
Deferred tax benefit (expense)	70	—	(2,141)

Income tax benefit (expense)	$59	$(15)	$(2,827)

Summary of Tax Rate Reconciliation

Income taxes attributable to income from continuing operations was an income tax benefit (expense) of $59, $(15) and $(2,827) for the years ended December 31, 2015, 2014 and 2013, respectively, and differed from the amounts computed by applying the Norwegian ordinary income tax rate of 27% in 2015 and 2014 and 28% in 2013 to pretax net income as a result of the following:

	Year Ended December 31,
(U.S. Dollars in thousands, except for tax rate)	2015	2014	2013
Income tax benefit (expense) at Norwegian ordinary tax regime(1)	$—	$—	$(111)
Income tax benefit (expense) at Norwegian tonnage tax regime	70	—	(188)
Income tax benefit (expense) within UK	(11)	(15)	—
Adjustments for amounts not taxable under tonnage tax regime	—	—	—
Adjustments due to permanent differences	—	—	—
Translation differences (1)	—	—	168
Entrance tax into the Norwegian tonnage tax regime	—	—	(2,696)
Reduction in income tax benefit resulting from a change in valuation allowance	—	—	—

Income tax benefit (expense)	$59	$(15)	$(2,827)

Effective tax rate	0%	0%	16%

(1)	These tax elements are related to the carve-out period in 2013, a total tax benefit of $57.

Components of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2015 and 2014 are presented below.

	As of December 31,
(U.S. Dollars in thousands)	2015	2014
Deferred tax assets:
Interest rate swaps	$6	$—
Financial loss carry forwards for tonnage tax	10,314	9,100

Total deferred tax asset	10,320	9,100
Less valuation allowance	(10,320)	(9,100)

Net deferred tax asset	—	—

Deferred tax liabilities:
Entrance tax	877	1,402

Total deferred tax liabilities	877	1,402

Net deferred tax liabilities	$877	$1,402

The net deferred tax liability is classified in the consolidated and combined carve-out balance sheets as follows:

	As of December 31,
(U.S. Dollars in thousands)	2015	2014
Current deferred tax asset	$—	$—
Non-current deferred tax liabilities	(877)	(1,402)

Net deferred tax liabilities	$(877)	$(1,402)

Changes in the net deferred tax liabilities at December 31, 2015 and 2014 are presented below:

	Year Ended December 31,
(U.S. Dollars in thousands)	2015	2014
Net deferred tax liabilities at January 1	$1,402	$2,141
Change in temporary differences	(307)	(350)
Translation differences	(218)	(389)
Elimination of deferred tax not transferred to the partnership	—	—
Changes in temporary differences after the IPO date	—	—

Net deferred tax liabilities at December 31	$877	$1,402